Certain Transactions - Consideration (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Certain Transactions [Abstract]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	$ 53,815,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	5,202,000
Business Combination, Consideration Transferred, Other	659,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other.1	868,000
Total consideration for 55% holding	$ 60,544,000